Leases, Future Minimum Lease Payments under Non-cancelable Operating Leases (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 266
2022	241
2023	128
Total future lease payments	635
Less imputed interest	(38)
Total lease liability	$ 597	$ 38